Reclassifications Out of Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Mar. 31, 2015
Equity [Abstract]
Amounts Reclassified Out of Accumulated Other Comprehensive Income

During the year ended 31 March 2015, there were reclassifications out of Accumulated other comprehensive income related to the de-designation of the cash-flow hedges.

(Millions of US dollars)	Pension and Post-Retirement Benefit Adjustment	Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
Balance at 31 March 2014	$(0.3)	$0.9	$32.5	$33.1
Other comprehensive loss before reclassifications	-	-	(32.9)	$(32.9)
De-designation of cash flow hedges	-	(0.6)	-	(0.6)

Net current-period other comprehensive loss	-	(0.6)	(32.9)	(33.5)

Balance at 31 March 2015	$(0.3)	$0.3	$(0.4)	$(0.4)